Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
5	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the bank’s holdings of debt securities at fair value through profit or loss as of December 31, 2021 and 2020:

Name	Holdings
	12/31/2021		12/31/2020
	Fair value level	Book amounts	Book amounts
Debt securities at fair value through profit or loss
- Local
Government securities
Federal government treasury bonds in pesos adjusted by the Refer ence Stabilization Coefficient ( CER , for its acronym in Spanish) - Maturity: 09-20-2022	1	8,658,840	6
Federal government bonds in pesos - Private Badlar +200 PB - Maturity: 04-03-2022	1	7,335,099	805,465
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023	1	3,850,233	1,471,088
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024	1	3,728,494	380,503
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-06-2023	1	1,712,024	4,101
Letters of National Estate in pesos adjusted by CER to discount - Maturity: 06-30-2022	1	1,344,588
Letters of National Estate in pesos adjusted by CER to discount - Maturity: 07-29-2022	1	691,785
Letters of National Estate in pesos adjusted by CER to discount - Maturity: 05-23-2022	1	633,229
Federal government treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026	1	621,469	474,970
Letters of National treasury to discount in pesos - Maturity: 12-31-2021	1	357,004
Other		1,698,409	79,284,060

Subtotal local government securities		30,631,174	82,420,193

Private securities
Corporate bonds Tarjeta Naranja Class 048 - Maturity: 04-26-2022	3	539,532
Corporate bonds Ledesma SA Class 010 - Maturity: 05-27-2022	3	252,592
Debt Securities in Financial Trusts Secubono	3	192,308	191,670
Corporate bonds Arcor SAIC Class 009 - Maturity: 07-06-2023	1	132,435
Corporate bonds Pan American Energy Argentina SL Class 012 - Maturity: 04-30-2027	1	132,161
Debt Securities in Financial Trusts Surcos	3	129,366	376,007
Corporate Bonds Tecpetrol SA CLASS 001 - Maturity: 12-12-2022	1	108,760
Corporate Bonds Genneia SA Class 030 - Maturity: 11-24-2022	1	104,312
Corporate bonds Pan American Energy Argentina SL Class 009 - Maturity: 11-15-2023	2	70,107
Corporate bonds Telecom Argentina SA Class 001 - Maturity: 07-18-2026	1	40,524
Other		73,317	3,563

Subtotal local private securities		1,775,414	571,240

Total Debt securities at fair value through profit or loss		32,406,588	82,991,433